PROPERTY AND EQUIPMENT, NET (Details Textual) (USD $)	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Depreciation	$ 55,122	$ 3,607	$ 0	$ 86,561	$ 3,607	$ 63,857